CONVERTIBLE NOTES - October 2016 Convertible Notes - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2017
Class Of Stock [Line Items]
Stated interest rate	12.00%
Convertible Debt
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding		$ 5,012,897	$ 330,000
Accrued interest		$ 65,010
Percent of average of two lowest volume weighted average prices	80.00%
Debt instrument, convertible, conversion price, milestone percentage one	50.00%
Convertible Debt | October 2016 Notes
Class Of Stock [Line Items]
Stated interest rate				6.00%
Convertible Debt | Maximum | October 2016 Notes
Class Of Stock [Line Items]
Stated interest rate				24.00%